Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 63,009	$ 79,665
Marketable securities	123,384	0
Accounts receivable	65,428	44,694
Inventory	3,660	890
Prepaid expenses and other current assets	8,655	8,592
Total current assets	264,136	133,841
Property and equipment, net	23,260	24,536
Severance pay deposits	2,118	1,704
Restricted cash	4,146	4,011
Other assets	2,002	3,334
Total assets	295,662	167,426
Current liabilities:
Accounts payable	7,348	5,210
Accrued compensation	25,358	17,286
Accrued expenses	10,023	12,903
Customer deposits	1,008	718
Deferred revenue	98,027	68,844
Notes payable	7,245	7,163
Total current liabilities	149,009	112,124
Warrant liabilities	0	4,874
Deferred revenue - non-current	64,731	40,070
Notes payable - non-current	15,579	22,824
Accrued severance pay liability	2,617	2,033
Other liabilities	9,190	10,244
Total liabilities	241,126	192,169
Commitments and contingencies (Note 5)
Redeemable convertible preferred stock (Note 7)	0	283,854
Stockholders' equity (deficit):
Common stock, $0.001 par value; 43,188,042 and 57,102,290 shares authorized at December 31, 2016 and 2017, respectively; 5,854,147 and 38,121,951 shares issued and outstanding at December 31, 2016 and 2017, respectively.	38	6
Additional paid-in capital	551,986	84,792
Accumulated other comprehensive loss	(112)	0
Accumulated deficit	(497,376)	(393,395)
Total stockholders’ (deficit) equity	54,536	(308,597)
Total liabilities, redeemable convertible preferred stock and stockholders' (deficit) equity	$ 295,662	$ 167,426